Investment Strategy	Jul. 31, 2026
PGIM Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of the Fund’s investable assets in bonds.For purposes of this policy, bonds include all fixed income securities, including but not limited to debt obligations issued by the U.S. government and its agencies, corporate debt securities, mortgage-related securities, asset-backed securities and other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund invests only in securities that are denominated in U.S. dollars, although the securities may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or by a foreign government or its agencies and instrumentalities. The Fund invests primarily in securities that are rated investment grade. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (“S&P”), or Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.Obligations rated BB+ by S&P or Ba1 by Moody’s or lower are considered to be speculative with respect to their capacity to pay interest and principal and are commonly referred to as high-yield debt securities or junk bonds. The Fund may invest in debt obligations issued or guaranteed by the U.S. Government and U.S. Government-related entities. Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These include obligations of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities, like obligations of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”), the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser may also utilize proprietary quantitative tools to support relative values trading and assets allocation for portfolio management. The Fund may use derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, bonds include all fixed income securities, including but not limited to debt obligations issued by the U.S. government and its agencies, corporate debt securities, mortgage-related securities, asset-backed securities and other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in securities that are rated investment grade. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (“S&P”), or Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of the Fund’s investable assets in bonds.
PGIM Quant Solutions Small-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small-cap companies with value characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies with market capitalizations within the market capitalization range of the Russell 2000® Index. The Fund considers a company to have value characteristics if (i) the company’s securities are represented on any value index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.Equity and equity-related securities include common and preferred stock, securities convertible into common stock, securities having common stock characteristics, and instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.The subadviser employs a quantitatively driven, bottom-up investment process. Subject to the Fund’s 80% investment policy, the Fund invests in a diversified portfolio of small-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics of a company. Such characteristics may include, among others, measures of earnings quality, external financing, and trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, the subadviser utilizes internal guidelines to limit certain exposures such as the proportion of assets invested in an individual stock, sector or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its quantitative models. Most assets will typically be invested in U.S. equity and equity-related securities, including up to 25% of net assets in real estate investment trusts (“REITs”). From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies with market capitalizations within the market capitalization range of the Russell 2000® Index. The Fund considers a company to have value characteristics if (i) the company’s securities are represented on any value index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Equity and equity-related securities include common and preferred stock, securities convertible into common stock, securities having common stock characteristics, and instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small-cap companies with value characteristics.